Investments Accounted for Using Equity Method - Summary of Financial Information of Investments in Associates (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 TWD ($)
Condensed Financial Statements Captions [Line Items]
Assets	$ 535,680		$ 534,297		$ 17,076
Liabilities	(137,209)		(138,491)		(4,374)
Total equity	398,471		395,806	$ 392,719	12,702	$ 391,529
Investments accounted for using equity method	8,264		8,879		$ 263
Net loss for the year	40,491	$ 1,291	38,508	38,061
Other comprehensive income (loss)	506	16	2,081	669
Total comprehensive loss for the year	40,997	$ 1,307	40,589	38,730
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Condensed Financial Statements Captions [Line Items]
Assets	65,360		48,637
Liabilities	(57,557)		(40,043)
Total equity	$ 7,803		$ 8,594
Percentage of ownership in associates	46.26%		46.26%		46.26%	41.90%
Equity attributable to the Company	$ 3,610		$ 3,975
Unrealized gain or loss from downstream transactions	(19)		(24)
Investments accounted for using equity method	3,591		3,951
Net revenues	330		314	10
Net loss for the year	(856)		(747)	(969)
Other comprehensive income (loss)	65		(6)	14
Total comprehensive loss for the year	$ (791)		$ (753)	$ (955)